Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Offerpad Solutions Inc.
Entity Central Index Key	0001825024
Amendment Flag	false
Document Type	POS AM
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false